Investment property - Summary of movement of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Beginning of year balances	S/ 1,381,788	S/ 1,298,892	S/ 1,287,717
Additions	62,723	61,812	16,903
Sales		(39,176)
Valuation gain	101,104	60,260	7,111
Net transfers	(5,000)		(12,839)
Ending balance	S/ 1,540,615	S/ 1,381,788	S/ 1,298,892